Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses by nature
Personnel	$ 234	$ 209	$ 253
Services	77	72	106
Depreciation and depletion	91	120	131
Travel expenses	8	8	11
Taxes and rents	12	13	16
Others	109	85	95
Selling and administrative expenses	$ 531	$ 507	$ 612